Shareholder Report, Average Annual Return (Details) 190906_Boston Partners Global Equity Fund_R6 Share Class_TSR Annual {R6 Share Class}	2 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
R6 Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 Share Class
Average Annual Return, Percent	4.36%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	2.29%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	2.25%
MSCI World Value Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Net Total Return Index
Average Annual Return, Percent	4.68%